Drilling rigs (Tables)	12 Months Ended
Dec. 31, 2015
Drilling Rigs [Abstract]
Property, Plant and Equipment, Schedule of Sales after IPO

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Cost	4,116.1	4,079.7
Accumulated depreciation	(1,378.1)	(1,156.2)
Net book value	2,738.0	2,923.5